Risk Management and Derivatives (Fair Value of Derivative Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Designated as hedge
Derivative financial instruments on consolidated balance sheets
Derivative Assets, Fair Value	$ 0	$ 39
Derivative Liabilities, Fair Value	47	131
Designated as hedge | Foreign exchange contracts
Derivative financial instruments on consolidated balance sheets
Derivative Liabilities, Fair Value		0
Designated as hedge | Foreign exchange contracts | Other Assets
Derivative financial instruments on consolidated balance sheets
Derivative Assets, Fair Value	0	39
Designated as hedge | Foreign exchange contracts | Other Liabilities
Derivative financial instruments on consolidated balance sheets
Derivative Liabilities, Fair Value	8
Designated as hedge | Interest rate swaps
Derivative financial instruments on consolidated balance sheets
Derivative Assets, Fair Value	0	0
Designated as hedge | Interest rate swaps | Other Liabilities
Derivative financial instruments on consolidated balance sheets
Derivative Liabilities, Fair Value	39	131
Not designated as hedge
Derivative financial instruments on consolidated balance sheets
Derivative Assets, Fair Value	727	1,483
Derivative Liabilities, Fair Value	0	0
Not designated as hedge | Foreign exchange contracts
Derivative financial instruments on consolidated balance sheets
Derivative Liabilities, Fair Value	0	0
Not designated as hedge | Foreign exchange contracts | Other Assets
Derivative financial instruments on consolidated balance sheets
Derivative Assets, Fair Value	702	378
Not designated as hedge | Interest rate cap
Derivative financial instruments on consolidated balance sheets
Derivative Liabilities, Fair Value	0	0
Not designated as hedge | Interest rate cap | Other Assets
Derivative financial instruments on consolidated balance sheets
Derivative Assets, Fair Value	$ 25	$ 1,105